General Information (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Disclosure Of Detailed Information About Average Number Of Employees [Text Block]
As of
December 31, 2020
the Company had a total
9,051
employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	10	14
Managers and Deputy Managers	90	451
Other workers	318	8,586
Total	418	9,051

Disclosure of detailed information about main brands under license [Text Block]
The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)
June 2027
Adrenaline, Adrenaline Rush (9)	February 2028
Amstel in Argentina (2)	July 2022
Amstel in Paraguay (1)	September 2024
Austral in Chile (4)	July 2022
Blue Moon in Chile (5)	December 2021
Coors in Chile (6)	December 2025
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (7)	December 2023
Frugo in Chile	Indefinitely
Gatorade in Chile (8)	December 2043
Grolsch in Argentina	May 2028
Heineken in Bolivia (9)	December 2024
Heineken in Chile, Argentina and Uruguay (10)	10 years renewables
Heineken in Colombia (11)	March 2028
Heineken in Paraguay (1)	May 2023
Kunstmann in Colombia (1)	July 2022
Mas in Uruguay (16)	December 2028
Miller in Argentina (11)	December 2026
Miller and Miller Genuine Draft in Colombia (14)	December 2026
Nestlé Pure Life in Chile (7)	December 2022
Patagonia in Chile	Indefinitely
Paulaner in Paraguay	April 2022
Pepsi, Seven Up and Mirinda in Chile	December 2043
Polar Imperial in Chile	Indefinitely
Red Bull in Chile (12)	Indefinitely
Schneider in Paraguay	May 2023
Sol in Chile and Argentina (10)	10 years renewables
Sol in Colombia (3)	March 2028
Sol in Paraguay	January 2023
Té Lipton in Chile	December 2030
Tecate in Colombia (3)	March 2028
Warsteiner in Argentina (15)	May 2028
Watt´s in Uruguay	99 years
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (13)	July 2026

(1)

Renewable for successive periods of 3 years.
(2)

After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)

The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(4)

Renewable for periods of two years, subject to the compliance of the contract conditions
(5)

If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(6)

After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
(7)

License renewable for periods of 5 years, subject to the compliance of the contract conditions.

(8)

License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
(9)

License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.

(10)

License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.

(11)

After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(12)

Indefinite contract, notice of termination 6 months in advance.
(13)

Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.
(14)

License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(15)

Prior to the expiration of the term, the parties will negotiate its renewal for another 5 years.
(16)

Renewable contract for successive periods of 10 years.

Information About Proportion Of Ownership Interest In Subsidiary [Text Block]
The consolidated financial statements include the following direct and indirect subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage direct and indirect
				As of December 31, 2020			As of December 31, 2019
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (***) (5)	76,035,409-0	Chile	Chilean Pesos	-	25.0006	25.0006	25.0006
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	-	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (19)	76,248,389-0	Chile	Chilean Pesos	99.9999	0.0001	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	-	49.9888	49.9888	49.9888
CCU Inversiones II Ltda. (8)	76,349,531-0	Chile	US Dollar	99.7811	0.2189	100.0000	100.0000
Cervecería Szot SpA. (***) (13)	76,481,675-7	Chile	Chilean Pesos	-	25.0006	25.0006	25.0009
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Inversiones Invex CCU Ltda. (18)	76,572,360-4	Chile	US Dollar	8.3747	91.6175	99.9922	99.9920
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (3)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.7533	99.7775	99.7775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	80.0000
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
CCU Inversiones III SpA. (6)	76,933,685-0	Chile	US Dollar	-	99.9950	99.9950	99.9950
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A. (12)	86,150,200-7	Chile	Chilean Pesos	95.8904	4.1080	99.9984	99.9984
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	-	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (3)	91,041,000-8	Chile	Chilean Pesos	-	82.9870	82.9870	82.9870
Manantial S.A. (17)	96,711,590-8	Chile	Chilean Pesos	-	50.5519	50.5519	50.5507
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	-	82.9870	82.9870	82.9870
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	99.7500	0.2499	99.9999	99.9999
Embotelladoras Chilenas Unidas S.A. (10)	99,501,760-1	Chile	Chilean Pesos	98.8000	1.1834	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
La Barra S.A. (15)	77,148,606-1	Chile	Chilean Pesos	99.0000	1.0000	100.0000	-
Mahina SpA. (***) (14)	77,248,551-4	Chile	Chilean Pesos	-	25.0458	25.0458	-
Andina de Desarrollo SACFAIMM	0-E	Argentina	Argentine Pesos	-	59.1971	59.1971	59.1971
Bodega San Juan S.A.U. (9)	0-E	Argentina	Argentine Pesos	-	82.9870	82.9870	82.9870
Cía. Cervecerías Unidas Argentina S.A. (2)	0-E	Argentina	Argentine Pesos	-	99.9936	99.9936	99.9936
Compañía Industrial Cervecera S.A.	0-E	Argentina	Argentine Pesos	-	99.9950	99.9950	99.9950
Finca La Celia S.A. (9)	0-E	Argentina	Argentine Pesos	-	82.9870	82.9870	82.9870
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9979	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	-	89.9150	89.9150	89.9150
Bebidas Bolivianas BBO S.A. (4)	0-E	Bolivia	Bolivians	-	51.0000	51.0000	51.0000
International Spirits Investments USA LLC	0-E	United States	US Dollar	-	80.0000	80.0000	80.0000
Inversiones CCU Lux S.à r.l. (7)	0-E	Luxemburg	US Dollar	-	99.9999	99.9999	99.9999
Southern Breweries S.C.S. (1)	0-E	Luxemburg	US Dollar	38.7810	61.2141	99.9951	99.9951
Bebidas del Paraguay S.A. (**) (16)	0-E	Paraguay	Paraguayan Guaranies	-	50.0049	50.0049	50.0049
Distribuidora del Paraguay S.A. (**) (16)	0-E	Paraguay	Paraguayan Guaranies	-	49.9589	49.9589	49.9589
Promarca Internacional Paraguay S.R.L. (***)	0-E	Paraguay	Paraguayan Guaranies	-	49.9917	49.9917	49.9917
Sajonia Brewing Company S.R.L. (***) (16)	0-E	Paraguay	Paraguayan Guaranies	-	49.5049	49.5049	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Milotur S.A. (11)	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999

(*)
Listed company in Chile.
(**) See
Note 1 – General Information, letter D)
,
Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Information About Proportion Of Voting Power Held In Subsidiary [Text Block]
In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage with voting rights
				As of December 31, 2020	As of December 31, 2019
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (***) (5)	76,035,409-0	Chile	Chilean Pesos	25.0006	25.0006
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Inversiones Invex CCU Tres Ltda. (19)	76,248,389-0	Chile	Chilean Pesos	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9888
CCU Inversiones II Ltda. (8)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Cervecería Szot SpA. (***) (13)	76,481,675-7	Chile	Chilean Pesos	25.0006	25.0009
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Inversiones Invex CCU Ltda. (18)	76,572,360-4	Chile	US Dollar	99.9922	99.9920
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (3)	76,593,550-4	Chile	Chilean Pesos	99.7775	99.7775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
CCU Inversiones III SpA. (6)	76,933,685-0	Chile	US Dollar	100.0000	100.0000
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A. (12)	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (3)	91,041,000-8	Chile	Chilean Pesos	82.9870	82.9870
Manantial S.A. (17)	96,711,590-8	Chile	Chilean Pesos	50.5519	50.5507
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	82.9870	82.9870
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A. (10)	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
La Barra S.A. (15)	77,148,606-1	Chile	Chilean Pesos	100.0000	-
Mahina SpA. (***) (14)	77,248,551-4	Chile	Chilean Pesos	25.0458	-
Andina de Desarrollo SACFAIMM	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Bodega San Juan S.A.U. (9)	0-E	Argentina	Argentine Pesos	82.9870	82.9870
Cía. Cervecerías Unidas Argentina S.A. (2)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca La Celia S.A. (9)	0-E	Argentina	Argentine Pesos	82.9870	82.9870
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Bebidas Bolivianas BBO S.A. (4)	0-E	Bolivia	Bolivians	51.0000	51.0000
International Spirits Investments USA LLC	0-E	United States	US Dollar	80.0000	80.0000
Inversiones CCU Lux S.à r.l. (7)	0-E	Luxemburg	US Dollar	99.9999	99.9999
Southern Breweries S.C.S. (1)	0-E	Luxemburg	US Dollar	100.0000	100.0000
Bebidas del Paraguay S.A. (**) (16)	0-E	Paraguay	Paraguayan Guaranies	50.0049	50.0049
Distribuidora del Paraguay S.A. (**) (16)	0-E	Paraguay	Paraguayan Guaranies	49.9589	49.9589
Promarca Internacional Paraguay S.R.L. (***)	0-E	Paraguay	Paraguayan Guaranies	49.9917	49.9917
Sajonia Brewing Company S.R.L. (***) (16)	0-E	Paraguay	Paraguayan Guaranies	49.5049	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Milotur S.A. (11)	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999

(*)
Listed company in Chile.
(**) See
Note 1 – General Information, letter D)
,
Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

Fina La Celia S A And Bodega San Juan [Member]
Statement [Line Items]
Disclosure of detailed information about fair values of assets and liabilities in a business combination [Text Block]
The Company has determined the fair values of assets and liabilities related to this business combination mainly for domestic market as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	4,470,464
Total non-current assets	8,783,049
Total Assets	13,253,513
Total current liabilities	370,326
Total non-current liabilities	1,200,124
Total liabilities	1,570,450

Identificable Net Assets Acquired / Investment value	11,683,063
Bargain purchase gain on December 31, 2019 (*)	(3,043,107)
Investment value	8,639,956

Cerverica Czot Spa [Member]
Statement [Line Items]
Disclosure of detailed information about fair values of assets and liabilities in a business combination [Text Block]
For this business combination, the fair value of assets and liabilities were determined, which are the following:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	131,599
Total non-current assets	451,672
Total Assets	583,271
Total current liabilities	158,551
Total non-current liabilities	90,067
Total liabilities	248,618

Net identifiable assets acquired	334,653
Non-controlling interests	(167,323)
Goodwill	202,470
Investment value	369,800

Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Disclosure of detailed information about fair values of assets and liabilities in a business combination [Text Block]
The Company has determined the fair values of assets and liabilities for this business combination as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	3,942,346
Total non-current assets	23,915,061
Total Assets	27,857,407
Total current liabilities	5,393,779
Total non-current liabilities	9,181,670
Total liabilities	14,575,449

Net identifiable assets acquired	13,281,958
Non-controlling interests	(6,508,159)
Goodwill	10,480,792
Investment value	17,254,591

Cervecera Guayacn Spa [Member]
Statement [Line Items]
Disclosure of detailed information about fair values of assets and liabilities in a business combination [Text Block]	The Company has determined the fair values of assets and liabilities for this business combination as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	507,149
Total non-current assets	1,355,220
Total Assets	1,862,369
Total current liabilities	238,265
Total non-current liabilities	306,828
Total liabilities	545,093

Net identifiable assets	1,317,276
Non-controlling interests	(658,633)
Goodwill	456,007
Investment value	1,114,650

La Consulta Vineyard [Member]
Statement [Line Items]
Disclosure of detailed information about fair values of assets and liabilities in a business combination [Text Block]

The Company has determined the provisional fair values of assets and liabilities related to this business combination, mainly for export market, as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	-
Total non-current assets	2,730,067
Total Assets	2,730,067
Total current liabilities	-
Total non-current liabilities	549,697
Total liabilities	549,697

Identificable Net Assets Acquired / Investment value	2,180,370
Bargain purchase gain on December 31, 2020 (*)	(1,677,294)
Investment value	503,076
(*) See
Note 32 - Other gain (losses)

Mahina SPA [Member]
Statement [Line Items]
Disclosure of detailed information about fair values of assets and liabilities in a business combination [Text Block]
For this business combination, the provisional fair value of assets and liabilities were determined, which are the following:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	114,510
Total non-current assets	1,035,490
Total Assets	1,150,000
Total current liabilities	-
Total non-current liabilities	-
Total liabilities	-

Net identifiable assets acquired	1,150,000
Non-controlling interests	(573,955)
Bargain purchase gain on December 31, 2020 (*)	(1,045)
Investment value on December 31, 2020	575,000
(*) See
Note 32 – Other gain (losses)